Related Parties - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Disclosure of Transactions Between Related Parties [Line Items]
Share-based payment expenses | $	$ 10,164		$ 290
Non-executive Directors
Disclosure of Transactions Between Related Parties [Line Items]
Cash remuneration received		€ 166		€ 39
Share-based payment expenses		€ 241		€ 11